DEBT (Details) - Schedule of Annual maturities of long-term debt - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Schedule of Annual maturities of long-term debt [Abstract]
2016		$ 1,265,910
2017		7,507
2018	$ 3,000,000	143,890
		$ 1,417,307